Stock Options (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Activity in Stock Option Plan

A summary of the activity in the stock option plan is as follows.

	2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	10,000	$35.00	29,500	$25.42
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	(10,000)	35.00	(19,500)	20.50

Outstanding at end of year	—	$—	10,000	$35.00

Options exercisable at year-end	—	$—	10,000	$35.00